united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22808

PREDEX

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center 1209 Orange St. Wilmington DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-940-7202

Date of fiscal year end: 4/30

Date of reporting period: 10/31/17

Item 1. Reports to Stockholders.

Semi-Annual Report

OCTOBER 31, 2017

INVESTOR INFORMATION: (877) 940-7202

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of PREDEX. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Fellow Shareholders,

We are pleased to provide you with the PREDEX (the “Fund”) semi-annual report. The Fund continued to increase and diversify its portfolio and is now invested in 18 private and non-listed institutional real estate funds. The Fund’s investments now represent more than 1,900 properties in over $135 billion of real estate.

Portfolio		Gross Asset
Allocation		Value ($B)	Properties
5.8%	AEW Core Property Trust	$8.1	69
5.3%	American Core Realty Fund	5.9	66
5.8%	Barings Core Property Fund	4.1	56
7.4%	BlackRock US Core Property Fund	2.5	31
3.3%	Black Creek Diversified Property Fund, Class I	2.3	53
5.2%	CBRE US Core Partners	2.5	32
5.2%	Clarion Lion Properties Fund	10.4	135
7.4%	Guggenheim US Property Fund	1.2	44
6.8%	Invesco Core Real Estate USA	12.1	92
5.0%	JLL Income Property Trust, Class M-I	2.5	69
6.9%	MEPT Edgemoor LP	9.2	90
5.2%	Prologis Targeted U.S. Logistics Holdings, LP	9.2	554
6.9%	Prudential PRISA LP	24.4	269
1.9%	RREEF America REIT II	12.4	100
4.9%	Sentinel Real Estate Fund	1.7	29
5.0%	Stockbridge Smart Markets Fund	2.0	55
6.8%	UBS Trumbull Property Fund	23.2	216
5.2%	USAA US Government Building Fund	2.2	10
100%	TOTAL	$135.9	1,970

Information is unaudited and holdings are subject to change. The underlying fund data is as of September 30, 2017 based on allocations by the Fund as of October 31, 2017.

PREDEX delivered a +2.78% total return for the six-month period ended October 31, 2017. Since our last report, the Fund was able to increase its real estate investment portfolio from 80% to 91%. The higher invested percentage was the primary driver for the Fund’s higher performance in this latest semi-annual period.

PREDEX seeks to continue to provide low volatility and relatively low correlation to the other major asset classes. The Fund is already well diversified by fund manager, property type and geography.

SECTOR	GEOGRAPHIC
DIVERSIFICATION	DIVERSIFICATION
(unaudited)	(unaudited)

The charts represent the underlying fund holdings. Allocation, Sector and Geographic Diversification are subject to change. Diversification does not eliminate the risk of experiencing losses.

We will continue to invest in additional private institutional U.S. core funds. We thank you for your investment and continued confidence in the Fund.

Sincerely,

J. Grayson Sanders	Michael Achterberg
Chief Investment Officer	Portfolio Manager

5011-NLD-01/05/2018

PREDEX
PORTFOLIO REVIEW (Unaudited)
October 31, 2017

The Fund’s performance figures compared to its benchmarks for the periods ended October 31, 2017:

		Since
	Six Months	Commencement*

PREDEX	2.78%	3.05%

Bloomberg Barclays Aggregate Bond Index	1.58%	0.44%

S&P 500 Total Return Index	9.10%	18.91%

* Annualized total return since July 1, 2016 when the fund commenced trading operations.

The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The chart does not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month end, please call 877-940-7202.

The Fund’s investment adviser has contractually agreed to reduce its fees and absorb expenses of the Fund at least until August 31, 2018 so that the annual operating expenses (including offering expenses, but excluding taxes interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 1.20% per annum of the Fund’s average daily net assets. Without the waiver the expenses would have been 3.63% annualized (gross expenses as per the Fund’s prospectus dated September 1, 2017). Please review the accompanying Financial Highlights and the Fund’s Prospectus for more details regarding the Fund’s fees and expenses.

Portfolio composition as of October 31, 2017 (Unaudited)

Percent of
Net Assets
Real Estate Investment Funds	90.5%
Short-Term Investments	9.0%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See the Portfolio of Investments in this semi-annual report for a more detailed account of the Fund’s holdings.

PREDEX
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2017

Shares		Fair Value
	REAL ESTATE INVESTMENTS (90.5%)
	Private Investment Funds * (82.9%)
2,199	AEW Core Property Trust (U.S.), Inc.	$2,168,787
16	American Core Realty Fund, LP	2,001,942
17,364	Barings Core Property Fund LP	2,196,541
n/a	BlackRock US Core Property Fund, LP	2,797,755
1,436,789	CBRE U.S. Core Partners, LP	1,946,849
1,392	Clarion Lion Properties Fund, LP	1,967,556
n/a	Guggenheim Real Estate U.S. Property Fund LP	2,780,699
15	Invesco Core Real Estate USA, LP	2,579,317
1,313	MEPT Edgemoor LP	2,594,344
1,444	Prologis Targeted U.S. Logistics Holdings, LP	1,945,677
1,719	Prudential PRISA LP	2,597,088
6,018	RREEF America REIT II, Inc.	709,456
22	Sentinel Real Estate Fund, LP	1,855,798
1,253	Stockbridge Smart Markets Fund, LP	1,871,577
236	UBS Trumbull Property Fund LP	2,561,011
n/a	USAA US Government Building Fund	1,960,088
	Total Private Investment Funds (Cost $33,666,746)	34,534,485

	Public Non-Traded Funds (7.6%)
168,545	Black Creek Diversified Property Fund (Class I)	1,256,101
163,752	Jones Lang LaSalle Income Property Trust, Inc. (Class M-I)	1,901,163
	Total Public Non-Traded Funds (Cost $3,110,349)	3,157,264

	TOTAL REAL ESTATE INVESTMENTS (Cost $36,777,095)	37,691,749

	SHORT-TERM INVESTMENT (9.0%)
3,754,704	Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.93% +	3,754,704
	(Cost $3,754,704)

	TOTAL INVESTMENTS (99.5%)	41,446,453
	(Cost $40,531,799)**

	OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)	200,262

	NET ASSETS (100.0%)	$41,646,715

LP - Limited Partnership

+	Interest rate reflects seven-day effective yield on October 31, 2017.

*	Fair value estimated using Fair Valuation Procedures adopted by the Board of Trustees as discussed in Note 2.

**	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $40,480,670 which differs from the fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$966,742
Unrealized depreciation:	(959)
Net unrealized appreciation:	$965,783

See Notes to Financial Statements.

PREDEX
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2017

ASSETS
Investments at Fair Value (identified cost $40,531,799)	$41,446,453
Dividends Receivable	155,990
Cash	826
Prepaid Expenses and Other Assets	52,227
Total Assets	41,655,496

LIABILITIES
Accrued Advisory Fee	5,096
Payable to Related Parties	3,685
Total Liabilities	8,781

NET ASSETS	$41,646,715

COMPONENTS OF NET ASSETS
Paid-in Capital	$40,716,262
Accumulated Net Investment Loss	(38,283)
Accumulated Net Realized Gain on Investments	54,082
Net Unrealized Appreciation of Investments	914,654
NET ASSETS	$41,646,715

Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	1,621,014

Net asset value, offering and redemption price per share	$25.69

See Notes to Financial Statements.

PREDEX
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2017

INVESTMENT INCOME
Dividend Income	$562,432
Interest Income	22,354
Total Investment Income	584,786

EXPENSES
Investment Advisory Fees	111,449
Trustees Fees	33,022
Legal Fees	20,644
Professional Fees	18,751
Audit and Tax Fees	17,876
Registration Fees	17,644
Administration Fees	16,730
Non 12b-1 Shareholder Servicing	15,962
Fund Accounting Fees	12,854
Amortization of Deferred Offering Fees	11,528
Transfer Agent Fees	9,452
Insurance Fees	9,075
Printing Fees	7,058
Custodian Fees	3,025
Miscellaneous Expenses	1,008
Total Expenses	306,078
Less: Fees Waived by Advisor	(62,619)
Net Expenses	243,459
Net Investment Income	341,327

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Loss from Investments	(6,138)
Net Change in Unrealized Appreciation on Investments	775,412
Net Realized and Unrealized Gain on Investments	769,274

Net Increase in Net Assets Resulting from Operations	$1,110,601

See Notes to Financial Statements.

PREDEX
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the
	Months Ended	Year Ended
	October 31, 2017	April 30, 2017
	(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income	$341,327	$2,328
Net Realized Gain (Loss) from Investments	(6,138)	59,102
Net Change in Unrealized Appreciation on Investments	775,412	139,242
Net Increase in Net Assets Resulting from Operations	1,110,601	200,672

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(315,797)	(60,531)
From Net Realized Gain	—	(7,202)
Total Distributions to Shareholders	(315,797)	(67,733)

BENEFICIAL INTEREST TRANSACTIONS
Proceeds from Shares Sold	2,411,983	42,427,234
Distributions Reinvested	3,092	1,044
Payments for Shares Redeemed	(1,433,873)	(2,790,508)
Total Beneficial Interest Transactions	981,202	39,637,770

Increase in Net Assets	1,776,006	39,770,709

NET ASSETS
Beginning of Period	39,870,709	100,000
End of Period*	$41,646,715	$39,870,709

* Includes Accumulated Net Investment Loss of:	$(38,283)	$(63,813)

Share Activity
Shares Sold	94,387	1,689,632
Shares Reinvested	121	42
Shares Redeemed	(56,226)	(110,942)
Net Increase in Shares of Beneficial Interest Outstanding	38,282	1,578,732

See Notes to Financial Statements.

PREDEX
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended October 31, 2017

Cash flows from operating activities
Net increase in net assets resulting from operations	$1,110,601
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(11,228,707)
Net purchase of short term investments	(3,754,705)
Net realized loss from investments	6,138
Net change in realized appreciation on investments	(775,412)
Amortization of deferred offering costs	11,528
(Increase)/Decrease in assets:
Advance Contributions to Investment Funds	6,100,610
Due From Investment Advisor	48,446
Dividends Receivable	(93,299)
Prepaid Expenses and Other Assets	(24,862)
Increase/(Decrease) in liabilities:
Accrued Advisory fee	5,096
Payable to Related Parties	(11,047)
Accrued Expenses and Other Liabilities	(40,763)
Net cash used in operating activities	(8,646,376)

Cash flows from financing activities
Proceeds from shares sold	2,411,983
Payment on shares redeemed	(1,433,873)
Cash distributions paid	(312,705)
Net cash provided by financing activities	665,405

Net increase in cash	(7,980,971)
Cash at beginning of period	7,981,797
Cash at end of period	$826

Supplemental disclosure of non-cash activity:
Non cash financing activities not included herein consists of reinvestment of dividends	$3,092

See Notes to Financial Statements.

PREDEX
FINANCIAL HIGHLIGHTS
October 31, 2017

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	For the Six		For the		For the	For the	For the	For the Period
	Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	February 5,
	October 31,		April 30,		April 30,	April 30,	April 30,	2013 (1) to
	2017		2017 (2)		2016	2015	2014	April 30, 2013
	(Unaudited)

Net Asset Value, Beginning of Period	$25.19		$25.00		$25.00	$25.00	$25.00	$—

From Operations:
Net investment income (a)	0.22		0.00		—	—	—	—
Net gain from investments (both realized and unrealized)	0.48		0.31		—	—	—	—
Total from operations	0.70		0.31		—	—	—	—

Less Distributions:
From net investment income	(0.20)		(0.11)		—	—	—	—
From net realized gain	—		(0.01)		—	—	—	—
Total distributions	(0.20)		(0.12)		—	—	—	—

Net Asset Value, End of Period	$25.69		$25.19		$25.00	$25.00	$25.00	$—

Total Return (b)	2.78	% (d)	1.27%		0.00%	0.00%	0.00%	0.00	% (d)

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$41,647		$39,871		$100	$100	$100	$—
Ratio of expenses to average net assets (f),
before reimbursement	1.51	% (c)	3.63	% (h)	57.26%	2.25%	30.01%	0.00	% (c)(e)
net of reimbursement	1.20	% (c)	1.20	% (h)	0.00%	0.00%	0.00%	0.00	% (c)
Ratio of net investment income to average net assets (g):	1.68	% (c)	0.02	% (h)	0.00%	0.00%	0.00%	0.00	% (c)
Portfolio turnover rate	0	% (d)	0%		0%	0%	0%	0	% (d)

(1)	Date of organization of the Fund

(2)	Commencement of operations was July 1, 2016.

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	There were no net assets at April 30, 2013.

(f)	Does not include expenses of investment companies in which the Fund invests.

(g)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Recurring expenses that were not charged until the fund commenced operations on July 1, 2016 have been annualized.

See Notes to Financial Statements.

PREDEX
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2017

(1)	ORGANIZATION

PREDEX (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company. The Fund is non-diversified, engages in a continuous offering of shares and operates as an interval fund that offers to make quarterly repurchases of shares at net asset value. The Fund’s investment advisor is PREDEX Capital Management, LLC (the “Advisor”).

The primary investment objective of the Fund is to seek consistent current income while secondarily seeking long-term capital appreciation with moderate volatility.

The Fund was organized as a statutory trust on February 5, 2013 (date of organization), under the laws of the State of Delaware. The Fund commenced investment operations on July 1, 2016. There were no organizational costs during the period prior to commencement of trading.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund uses fair valuation procedures to value a substantial portion of its assets. The Fund uses the fair value of a security to calculate its net asset value (“NAV”) when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Valuation of Private Investment Funds – The Fund invests a significant portion of its assets in Private Investment Funds (each a “Private Fund” and collectively, the “Private Funds”). The Private Funds measure their real estate investments at fair value, and report a NAV per share on a calendar quarter basis. The Fund estimates the fair value of each Private Fund by adjusting the most recent NAV for each Private Fund by the change in a proprietary benchmark that the Fund has deemed to be representative of the entire Private Fund market.

Fair Value Process – The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

PREDEX
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

The values assigned to fair valued investments will be based on available information and will not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2017 for the Fund’s assets and liabilities measured at fair value:

				Total
Investments*	Level 1	Level 2	Level 3	Value
Real Estate Investment Funds	$3,157,264	$—	$34,534,485	$37,691,749
Short-Term Investments	3,754,704	—	—	3,754,704
Total	$6,911,968	$—	$34,534,485	$41,446,453

* Refer to the Portfolio of Investments for a more detailed account of the Fund’s holdings.

There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented. It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

PREDEX
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

As of October 31, 2017, there was no significant change in fair value from the most recent NAV for each Private Fund. The following is a reconciliation of assets in which Level 3 inputs were used in determining fair value:

Private
Real Estate
Investment
Funds

Beginning balance	$23,861,294
Realized gain (loss)	—
Change in appreciation	(67,220)
Cost of purchases	10,740,411
Proceeds from sales	—
Net transfers in/out of Level 3	—

Ending balance	$34,534,485

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Federal Income Taxes – The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of October 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s April 30, 2018 tax returns. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after filing.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

PREDEX
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

(3)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Pursuant to an investment advisory agreement with the Trust, with respect to the Fund (the “Advisory Agreement”), investment advisory services are provided to the Fund by the Advisor. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.55% of the average daily net assets of the Fund. For the six months ended October 31, 2017, the Advisor earned advisory fees of $111,449.

The Advisor, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund at least until August 31, 2018 so that Net Annual Operating Expenses (including organizational and offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 1.20% per annum of the Fund’s average daily net assets. During the six months ended October 31, 2017, the Advisor waived fees of $62,619.

The Agreement allows the Advisor to recover amounts previously reimbursed for operating expenses to the Fund to the extent that the Fund’s expense ratio falls below the above indicated expense limitation. The amount that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation. Under the Agreement, the Advisor can only recover such amounts for a period of up to three fiscal years subsequent to the fiscal year fees were waived or reimbursed by the Advisor. As of April 30, 2017, the amount recoverable by the Advisor under the Agreement was $377,829. $2,253, $57,261 and $318,315 are subject to recapture by April 30, 2018, April 30, 2019, and April 30, 2020, respectively.

Northern Lights Distributors, LLC (the “Distributor”) is serving as the Fund’s principal underwriter and acts as the distributor of the Fund’s shares on a best efforts basis, subject to various conditions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Trustees – The Fund pays each Trustee who is not affiliated with the Fund or Advisor an annual fee of $20,000, as well as reimbursement for any reasonable expenses incurred attending the meetings. The Trustee who serves a Chairperson of the Audit Committee receives an additional annual fee of $5,000. The “interested persons” who serve as Trustees of the Fund receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Fund.

PREDEX
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

(4)	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended October 31, 2017 amounted to $11,228,707 and $0, respectively.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the year ended April 30, 2017 was as follows:

Fiscal Year Ended
April 30, 2017
Ordinary Income	$—
Long-Term Capital Gain	67,733
Return of Capital	—
$67,733

The Fund had no distributions for the year ended April 30, 2016.

As of April 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$60,220	$(31,383)	$—	$(83,559)	$190,371	$135,649

The difference between book basis and tax basis accumulated net investment loss, accumulated net realized gains, and unrealized appreciation from investments is primarily attributable to tax adjustments for partnerships and amortization of certain organization costs for tax purposes.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $31,383.

Permanent book and tax differences, primarily attributable to net operating losses, tax adjustments for partnerships and the reclassification of Fund distributions, resulted in reclassifications for the year ended April 30, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(2,710)	$(5,610)	$(8,320)

(6)	REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% and

PREDEX
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

no more than 25% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

During the six months ended October 31, 2017, the Fund completed two quarterly repurchase offers. In those offers, the Fund offered to repurchase up to 5%(and an additional 2% at the Fund’s discretion) of the number of its outstanding shares as of the Repurchase Pricing Dates. The result of those repurchase offers were as follows:

	Repurchase	Repurchase
	Offer #1	Offer #2
Commencement Date	6/28/2017	9/27/2017
Repurchase Request Deadline	7/28/2017	10/30/2017
Repurchase Pricing Deadline	7/28/2017	10/30/2017
Net Asset Value as of Repurchase Pricing Date	$25.47	$25.68
Amount Repurchased	$1,215,952	$217,871

(7)	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that there are no other material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

PRIVACY NOTICE
FACTS	WHAT DOES PREDEX DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons PREDEX chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does PREDEX share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-940-7202

Who we are
Who is providing this notice?	PREDEX
What we do
How does PREDEX protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does PREDEX collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ PREDEX does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ PREDEX does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ PREDEX doesn’t jointly market.

Investment Advisor
PREDEX Capital Management, LLC
18500 Von Karman Ave, Suite 350
Irvine, CA 92612

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
RSM US LLP
555 Seventeenth Street, Suite 1000
Denver, CO 80202

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling (877) 940-7202 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling (877) 940-7202.

PREDEX

PREDEX Capital Management, LLC
18500 Von Karman Avenue, Suite 350
Irvine, CA 92612

To learn more about PREDEX or for any general inquiries, contact us.
Email: info@predexcapital.com
Phone: 949-336-3445

PD-GR-AR-DEC17

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PREDEX

By (Signature and Title)

/s/ J. Grayson Sanders

J. Grayson Sanders, Principal Executive Officer/President

Date 1/8/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Grayson Sanders

J. Grayson Sanders, Principal Executive Officer/President

Date 1/8/18

By (Signature and Title)

/s/ Michael Achterberg

Michael Achterberg, Principal Financial Officer/Treasurer

Date 1/8/18